AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997
                                                               File No. 33-81926
                                                               File No. 811-8652

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1993       /X/
                         POST-EFFECTIVE AMENDMENT NO. 4


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY  OF 1940      /X/
                                 AMENDMENT NO. 6


                             CROFT FUNDS CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                             207 East Redwood Street
                            Baltimore, Maryland 21202
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (410) 576-0100
                                 Mr. Kent Croft
                             207 East Redwood Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                           John H. Grady, Jr., Esquire
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b) of Rule 485
_ on [DATE] pursuant to paragraph (b) of Rule 485
_ 60 days after filing pursuant to paragraph (a) of Rule 485
_ on [DATE] pursuant to paragraph (a) of Rule 485
_ 75 days after filing pursuant to paragraph (a) of Rule 485


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registrant has filed a Rule 24f-2 Notice on June 26, 1997 for its fiscal year ended April 30, 1997.

                             CROFT FUNDS CORPORATION


                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                          LOCATION
--------------------------------------------------------------------------------
PART A -


 Item 1.   Cover Page                                  Cover Page
 Item 2.   Synopsis                                    Annual Operating Expenses
 Item 3.   Condensed Financial Information             Financial Highlights
 Item 4.   General Description of Registrant           Investment Objective, Investment Program,
                                                       Investment Policies and Practices, Organization and
                                                       Capitalization of the Fund
 Item 5.   Management of the Fund                      Management of the Fund, Transfer Agent, Custodian
 Item 6.   Capital Stock and Other Securities          Taxes; Organization and Capitalization of the Fund
 Item 7.   Purchase of Securities Being Offered        How to Buy Shares
 Item 8.   Redemption or Repurchase                    How to Redeem Shares
 Item 9.   Pending Legal Proceedings                   *


PART B -


 Item 10.   Cover Page                                 Cover Page
 Item 11.   Table of Contents                          Table of Contents
 Item 12.   General Information and History            Management of the Fund, Organization and
                                                       Capitalization of the Fund
 Item 13.   Investment Objectives and Policies         Investments
 Item 14.   Management of the Registrant               Management of the Fund, Other Services
 Item 15.   Control Persons and Principal              Management of the Fund
                 Holders of Securities
 Item 16.   Investment Advisory and Other              Management of the Fund, Transfer
                                                       Services Agent
 Item 17.   Brokerage Allocation                       Portfolio Transactions
 Item 18.   Capital Stock and Other Securities         Organization and Capitalization of the Fund
 Item 19.   Purchase, Redemption, and Pricing          How to Buy Shares, How to Redeem
              of Securities Being Offered              Shares, How Net Asset Value is Determined
 Item 20.   Tax Status                                 Taxes
 Item 21.   Underwriters                               *
 Item 22.   Calculation of Yield Quotations            Performance (Prospectus); Calculation of Yield and
                                                       Return

 Item 23.   Financial Statements                       Audited financials statements as of April 30,  1997



Part C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                             CROFT FUNDS CORPORATION
                           Croft-Leominster Value Fund
                          Croft-Leominster Income Fund
               207 East Redwood Street, Baltimore, Maryland 21202


         The Croft-Leominster Value Fund and the Croft-Leominster Income Fund (each a "Fund" and, together, the "Funds") are two separately-managed portfolios of Croft Funds Corporation (the "Corporation"), a no-load, open-end management investment company. Croft-Leominster, Inc. (the "Manager"), a registered investment adviser with the Securities and Exchange Commission, serves as investment manager for the Funds.

         - The Value Fund seeks capital growth by investing primarily in the common stock of companies which are believed to be undervalued and have good prospects for capital appreciation.
         - The Income Fund seeks a high level of current income with moderate risk of principal by investing primarily in a diversified portfolio of investment grade fixed-income securities.


         This Prospectus concisely describes the information which investors should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information dated August 30, 1997 (the "Statement") is available free of charge by writing to Croft Funds Corporation, 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202 or by telephoning 1-800-551-0990. The Statement, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.

         THE CORPORATION'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE CORPORATION'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Date of this Prospectus is August 30, 1997

                                TABLE OF CONTENTS
                                                                      PAGE
                                                                      ----

ANNUAL OPERATING EXPENSES..............................................1

FINANCIAL HIGHLIGHTS...................................................3

INVESTMENT OBJECTIVES AND POLICIES.....................................4

INVESTMENT POLICIES....................................................4

GENERAL INVESTMENT PRACTICES...........................................7

INVESTMENT RISKS......................................................11

FUNDAMENTAL INVESTMENT RESTRICTIONS...................................12

PERFORMANCE INFORMATION...............................................13

HOW TO BUY SHARES.....................................................15

HOW TO REDEEM SHARES..................................................17

SHAREHOLDER SERVICES..................................................19

HOW NET ASSET VALUE IS DETERMINED.....................................20

DISTRIBUTIONS.........................................................21

FEDERAL INCOME TAXES..................................................21

MANAGEMENT OF THE FUNDS...............................................22

DISTRIBUTION PLAN.....................................................24

ADMINISTRATOR, FUND ACCOUNTANT AND SHAREHOLDER SERVICES
         AGENT........................................................25

CUSTODIAN.............................................................25

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION....................25

SHAREHOLDER INQUIRIES.................................................26






                  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ANNUAL OPERATING EXPENSES


SHAREHOLDER TRANSACTION EXPENSES                      INCOME FUND       VALUE FUND

         Maximum sales load                           None                 None

         Deferred sales load                          None                 None

         Redemption fee (1)                           None                 None

         Exchange fee                                 None                 None

ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net assets)


         Management Fees                              0.79%                0.94%

         Rule 12b-1 Fees (After Waivers)(2)           0.00%                0.10%

         Other Expenses (After Expense
         Reimbursements) (3)                          0.31%                0.46%

         Total Fund Operating Expenses
          (After Expense Reimbursements) (3)          1.10%                1.50%


(1) Redemption proceeds wired to a designated account at the shareholder's request will be reduced by a wire redemption fee of $13.




(2) The maximum amount payable under the Corporation's Rule 12b-1 Plan is 0.25%.


(3) "Other Expenses" reflect the Manager's guarantee that, through December 31, 1999, the Value Fund's total operating expenses will not exceed 1.50% and the Income Fund's total operating expenses will not exceed 1.35%. Absent the Manager's guarantee, "Other Expenses" for the Value Fund and Income Fund would be 4.46% and 1.11%, respectively, and "Total Fund Operating Expenses" would be 5.41% and 1.90%, respectively. The Manager has agreed that it will be reimbursed by the Funds for the organizational costs incurred in their formation only if their combined assets reach $15 million.



EXAMPLE:  You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

                       1 YEAR            3 YEARS           5 YEARS      10 YEARS
                       ------            -------           -------      --------
Value Fund             $15               $47               $82          $179
Income Fund            $11               $35               $61          $134

         The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. This example reflects the Manager's guarantee that, until December 31, 1999, the total operating expenses of the Value Fund and the Income Fund will not exceed 1.50% and 1.35%, respectively. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance.

         Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


FINANCIAL HIGHLIGHTS
Per Share Operating Performance (for a share outstanding throughout the period)

                                                                        ----------------------------------

                                                                              For the Fiscal Year Ended
                                                                                     April 30


                                                         VALUE FUND(1)     VALUE FUND(1)   INCOME FUND(1)  INCOME FUND(1)
                                                            1997              1996             1997            1996
                                                       -----------------   -----------    -------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $   11.74         $  10.00     $   10.25          $10.00
Income from investment operations:
 Net investment income                                           .04              .10           .79             .73
 Capital Gains                                                  --               --             .04             .03
 Net realized and unrealized gain (loss) on investments         2.11             1.75           .22             .25
                                                                ----             ----           ---             ---
                        Total from investment operations        2.15             1.85          1.05            1.01
Less distributions:
 Dividends from net investment income                           (.05)            (.07)         (.84)           (.73)
 Distributions from net realized gains                          (.52)            (.04)         (.06)           (.03)
                                                                ----             ----          ----            ----
                        TOTAL DISTRIBUTIONS                     (.57)            (.11)         (.90)           (.76)

NET ASSET VALUE, END OF PERIOD                             $   13.32        $   11.74     $   10.40          $10.25
                                                           =========        =========     =========          ======
Ratios/Supplemental data:
 Net Assets, end of period (000's)                             2,064            1,255         7,419           6,450
 Ratios to average net assets:
  Expenses                                                      1.50%            1.50%**       1.10%          1.10%**
  Net investment income                                         0.34%             .89%**       7.92%          7.35%**
 Portfolio turnover rate                                      105.72%           65.38%        13.73%         13.76%

TOTAL RETURN                                                   18.71%           18.57%        10.56%         10.17%


(1) The Value Fund and Income Fund commenced operations on May 4, 1995. ** Annualized





WA02/75569.11

                       INVESTMENT OBJECTIVES AND POLICIES
VALUE FUND

         The Fund's investment objective is to seek growth of capital. It invests primarily (under normal market conditions, at least 65% of its total assets) in common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.

INCOME FUND

         The Fund's investment objective is to seek a high level of current income with moderate risk of principal. To achieve this objective, it invests primarily (under normal market conditions, at least 65% of its total assets) in a diversified portfolio of investment grade fixed-income securities.

         Each Fund's investment objective is non-fundamental, and may be changed by the Corporation's Board of Directors without a vote of shareholders. There can be no assurance that a Fund will achieve its investment objective.

                               INVESTMENT POLICIES
VALUE FUND

         The Manager employs a value-oriented, and at times contrarian, approach in managing the Fund that focuses on companies with low valuations relative to future earnings growth, cash flow and asset value. The Fund invests primarily in the common stocks of mid-sized ($500 million to $2 billion in market capitalization) and large-sized (over $2 billion in market capitalization), established companies that the Manager believes are currently undervalued due to inefficiencies in the market, which can be caused by any number of factors. These inefficiencies are often characterized by limited coverage by Wall Street analysts and low institutional ownership due to an issuer's industry, country of origin, management, complex capital structure, a stock's lack of yield or concerns about current problems versus future expectations. In making investment decisions for the Fund, the Manager considers the underlying value of a company's assets, valuing its businesses on multiples of cash flow, valuing resource reserves, land assets, and other hidden values. In addition, using a contrarian approach, the Manager will sometimes purchase companies that are neglected or out-of-favor with the general investment community.

         The stocks in which the Fund invests will normally have a lower price to projected earnings ratio than the market, higher near-term projected earnings growth than the market, and somewhat higher level of "company-specific" risks than the market. These risks include higher earnings sensitivity to the business cycle or interest rates, high debt levels, potential for business restructurings or other special situations, and legal or regulatory risks and uncertainties. While many individual securities may be riskier than the market and experience abrupt short-term price movements, it is the Manager's belief that, in the long run, holding a carefully selected, diversified portfolio of inefficiently priced securities may permit the capture of higher returns that can compensate investors for higher levels of risk.

         Although the Fund invests primarily in common stocks, up to 35% of its assets may be invested in warrants and in investment-grade convertible securities, preferred stocks, and corporate debt securities. Consistent with its objective, the Fund may invest in U.S. securities and non-U.S. traded equity securities of foreign issuers, and may invest a portion of its assets in foreign debt securities. The Fund may invest up to 10% of its assets in non-investment grade debt securities with ratings as low as CCC from Standard & Poor's Corporation ("S&P") or Caa from Moody's Investors Services, Inc. ("Moody's"). Debt securities rated Caa by Moody's may be in default or there may be present elements of danger with respect to principal or interest, and debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.


INCOME FUND

         The Manager advises the Income Fund by investing in a diversified portfolio of corporate bonds and other fixed-income securities. The Fund primarily invests in debt securities that are considered investment grade (e.g., rated Aaa, Aa, A, or Baa by Moody's, or AAA, AA, A, or BBB by S&P, or, if not rated, determined by the Manager to be of comparable quality). The Fund will hold multiple issues across multiple industries in order to minimize both credit and event risks. In addition, the Manager will attempt to minimize the risk of early redemption by purchasing some bonds that are either selling at a discount to their call price or are non-callable for life.

         The Fund may invest up to 34% of its assets in non-investment grade debt securities. These securities, commonly referred to as "High-Yield Junk Bonds," are rated Ba or below by Moody's or BB or below by S&P, or have no credit rating at all but are of comparable quality. The Fund may own securities with ratings as low as Caa from Moody's or CCC from S&P. Debt securities rated Caa by Moody's may be in default or there may be present elements of danger with respect to principal or interest, and debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. All High- Yield Junk Bonds present special risks. SEE "High-Yield Junk Bonds," below.

         The Fund may also invest up to 35% of its assets in warrants and in investment-grade convertible securities, preferred stocks, and common stocks.

                          GENERAL INVESTMENT PRACTICES

         CASH RESERVES. The Funds generally will not employ defensive strategies, although during periods of difficult or unfavorable market conditions, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities. These instruments include certificates of deposit and banker's acceptances issued by FDIC-insured banks, commercial paper which is either issued by companies having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's and short-term corporate obligations that are rated A-2 or better by S&P or Prime-2 or better by Moody's or, if not rated, are of comparable quality as determined by the Manager. In addition, the Fund may hold any cash balances it accumulates for investment, reinvestment or distribution in such short-term debt securities.

         EQUITY SECURITIES. Equity securities, including common stocks, represent an ownership interest in a corporation and have the least claim on a company's earnings and assets. In purchasing equities, each Fund may invest in companies that pay a significantly higher yield than the general market. In contrast to fixed-income securities, the dividends of common stocks may be increased periodically.

         CONVERTIBLE SECURITIES, PREFERRED STOCKS, AND WARRANTS. Each Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities.

Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on the company's earnings and assets before common stock owners, but after bond owners. Warrants are options that entitle the holder to buy a stated number of shares of common stock at a specific price for a specified period of time (generally, two or more years.)

         HIGH-YIELD JUNK BONDS. These securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, such securities are often less liquid than their investment grade counterparts. Adverse regulatory and economic developments may from time to time limit the ability of the participants in the High-Yield Junk Bond market to maintain orderly markets in certain High-Yield Junk Bonds. For more information, see "Investment Risks - Income Fund," below.

         FOREIGN SECURITIES. The Funds may invest in securities of foreign issuers, including those which are traded in domestic securities markets in the form of sponsored or unsponsored American Depository Receipts (ADRs). Foreign securities, in particular those traded principally overseas, may involve certain special legal risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable domestic companies and domestic securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. In addition, unsponsored ADRs may provide less information to the holders thereof.


         U.S. GOVERNMENT SECURITIES. The Funds may invest in obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.


         ILLIQUID SECURITIES. Each Fund may purchase illiquid securities, which include securities whose disposition is restricted by the securities laws. The number of potential purchasers and sellers, if any, for such securities is limited, and the ability of a Fund to sell such securities at their fair market value may be limited. It is expected that investments in illiquid securities will not exceed 10% of the net assets of a Fund at any time, although each Fund reserves the right to invest up to 15% of its net assets in illiquid securities.

         LENDING OF PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Fund may lend securities with a value of up to 30% of its assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by liquid, high grade collateral consisting of U.S. government securities or cash, equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks and broker-dealers under which the Fund acquires a security (usually a U.S. Government security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects the agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum at the re-delivery date. Such a default may subject the Fund to expenses, delays and risks of loss. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

         PORTFOLIO TURNOVER. The Funds will not generally trade in securities for short-term profits but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Neither Fund can accurately predict its annual portfolio turnover rate;

however, the annual portfolio turnover rate is not expected to exceed 100% for either Fund. A high turnover rate increases transaction costs and may increase taxable gains.

                                INVESTMENT RISKS
         VALUE FUND
         Since the Value Fund invests primarily in equity securities, the Fund's shares will fluctuate in value and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         INCOME FUND
         Since the Income Fund invests primarily in fixed-income securities, the Fund's shares will fluctuate in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of these investments.

         The Fund's investment in High-Yield Junk Bonds involves greater risk of default or price decline than investments in investment grade securities. The market for High-Yield Junk Bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets. Market prices may also be affected by investors' perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market. In addition, the market for High-Yield Junk Bonds may be adversely affected by legislative and regulatory developments.

         The following table provides a summary of ratings assigned to all debt holdings. These figures are dollar-weighted averages of month-end portfolio holdings and do not necessarily indicate the Fund's current or future debt holdings. The Fund's debt holdings total less than 100% because it also invests in equity, convertible preferred and preferred securities.


                                   INCOME FUND
QUALITY                           PERCENTAGE
-------                           ----------
TSY, AGY, AAA                          5.4%
AA                                      0%
A                                      22.8%
BBB                                    37.3%
BB                                     13.7%
B                                      11.2%
CAA                                     0%
CA or Below                             0%
Not Rated                               0%
TOTAL                                  90.4%



                       FUNDAMENTAL INVESTMENT RESTRICTIONS
         As a matter of fundamental policy, each Fund will not: (1) purchase the securities of a company if, as a result: (a) the Fund would have more than 25% of its total assets concentrated in any one industry, or (b) with respect to 75% of its assets, the Fund's holdings of that issuer would amount to more than (i) 5% of the Fund's total assets or (ii) 10% of the outstanding voting securities of a single issuer other than those issued by the U.S. Government, its agencies or instrumentalities; (2) borrow money, except temporarily from banks to facilitate redemption requests in amounts not exceeding 5% of its total assets valued at market; and (3) purchase additional securities when money borrowed exceeds 5% of the Fund's total assets. All percentage limitations on investments set forth herein apply at the time of the making of an investment, and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                             PERFORMANCE INFORMATION

         From time to time, each Fund may make available certain information about its performance. Information about a Fund's performance is based on the Fund's historical record and is not intended to indicate future performance. When the Fund makes available its total return, it will be calculated on an annualized basis for specified periods of time, and may be calculated for the period since the start of the Fund's operations or from the start of operations of any predecessor vehicle. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the time period (assuming reinvestment of any dividends or capital gains distributions).

         When a Fund makes available its yield, the yield will be computed by dividing the net investment income per share earned during a recent thirty-day period by the net asset value of a Fund share (reduced by any investment income expected to be paid shortly as a dividend of the Fund) on the last day of the period. Such calculations shall be made in compliance with Securities and Exchange Commission guidelines.

         PERFORMANCE OF THE MANAGER


         At June 30, 1997, the Manager managed over $300 million of assets for pension plans, corporations, individuals, and limited partnerships with objectives, policies, and strategies that are substantially similar to those of the Value Fund. The accounts which comprise the Value Equity Composite have investment objectives that are similar to that of the Value Fund. The Croft-
Leominster Income Fund was created as a successor vehicle to the Leominster Income, L.P., whose investment objective was similar to that of the Income Fund. The following tables depict the Manager's total return record with respect to these accounts or vehicles for the periods shown. The performance information set forth below is not indicative of the future performance of either Fund.


                                                                                                  AVERAGE ANNUAL
                                                TOTAL RETURN            TOTAL RETURN                  RETURN
                                                  01/01/92-               04/30/96-                  01/01/92-
                                                  04/30/97                04/30/97                   04/30/97
                                                  --------                --------                   --------
Croft-Leominster Value Equity                     142.1%                    16.4%                      18.03%
Composite (1)
Standard & Poor's 500 Index                       120.8%                    25.1%                      16.01%

                                                                                                  AVERAGE ANNUAL
                                                TOTAL RETURN                                          RETURN
                                                 01/01/92-                                           01/01/92-
                                                 05/03/95                                            05/03/95
                                                 --------                                            --------
Leominster Income, L.P. (2)                       45.0%                                                11.8%
Lehman Int. Term Govt./Corp.                      21.4%                                                 6.0%
Index




                                       14


                                                                                                  AVERAGE ANNUAL
                                                TOTAL RETURN                                          RETURN
                                                 01/01/92-                                          01/01/92-
                                                 04/30/97                                           04/30/97
                                                 --------                                           --------
Leominster Income, L.P./Fund                       76.6%                                              11.2%
(2)
Lehman Int. Term Govt./Corp.                       38.6%                                               6.3%
Index

Notes:

         (1) The Croft-Leominster Value Equity Composite depicts the net-of-fees performance of all fee-paying discretionary accounts with similar objectives managed by the Manager during the periods noted, and does not include the performance of any partnership managed by the Manager which paid the Manager a performance fee tied to realized and unrealized gains and losses.
         (2) The Partnership's performance has been adjusted to show the impact of the expense ratio of the Croft-Leominster Income Fund.


                                HOW TO BUY SHARES



         Shares of the Funds are continuously offered at net asset value, and may be purchased by mail, wire, or through broker-dealer firms that make shares available Monday through Friday except on federal holidays and Good Friday ("Business Days"). There are no sales charges on purchases of Fund shares. The minimum initial investment is $2,000 ($500 for an IRA), and the minimum additional investment is $200. Orders for the purchase of shares of the Funds are executed at the net asset value determined as of the next Valuation Time after receipt in good order. See "How Net Asset Value is Determined." The Funds reserve the right to reject any order for the purchase of their shares in whole or in part.

PURCHASES BY MAIL

         An account may be opened by mail or overnight delivery by sending a check or other negotiable bank draft (payable to the Croft-Leominster [Name of Fund]) for $2,000 or more ($500 minimum for IRAs) together with the completed Application Form to the Custodian at the appropriate address:


                             Croft-Leominster Value Fund
                             P.O. Box 640272
                             Cincinnati, Ohio  45264-0272

                             Croft-Leominster Income Fund
                             P.O. Box 640538
                             Cincinnati, Ohio  45264-0538

For overnight delivery (both funds):

                             Croft Funds Corporation
                             c/o Star Bank, N.A.
                             Mutual Fund Custody Department
                             425 Walnut Street M.L. 6118
                             Cincinnati, Ohio  45202

         If the purchase being made is a subsequent investment, the shareholder should send a stub from a confirmation previously sent by the Corporation's transfer agent in lieu of the application form. If no such stub is available, the shareholder should send a brief letter giving the name of the Fund(s), registered name(s) of the account and the account number along with a check indicating the shareholder's account number on the face. Checks do not need to be certified but are accepted subject to face value in United States dollars and must be drawn on United States banks. American Data Services, Inc., the Corporation's transfer agent, will charge a $15 fee against a shareholder's account for any check returned to the Custodian. The shareholder will also be responsible for any losses suffered by a Fund as a result of a returned check.

PURCHASES BY WIRE

         Purchases may be made at any time through the wire procedures described below. The shareholder's bank may impose a fee for investments by wire. A purchase order will be effective as of the day received, if the order and payment are received prior to 4:00 p.m., Eastern time.

         Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Funds by requesting their bank to transmit funds by wire to Star Bank N.A., Cinti/Trust, ABA #0420-0001-3, Attn: Croft-Leominster Value Fund (DDA #481701340) or Croft-Leominster Income Fund (DDA #481701282). The shareholder's name and account number must be specified in the wire. The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a telephone call to American Data Services to provide account information. A properly completed and signed application marked "follow up" must be sent for all new accounts opened by wire, and are subject to acceptance by the fund.

         Investors should understand that if an order to purchase or redeem shares is placed through a broker-dealer, it may charge a fee for its service. If you are interested in investing your IRA account in the Funds, you may have to establish an IRA or IRA Rollover account through Star Bank, N.A. Please call the Funds at 1-800-746-3322 for further information.

                              HOW TO REDEEM SHARES


         Shareholders may redeem their shares by sending a written request, signed by the record owner(s), to American Data Services, Inc., the Corporation's transfer agent, at P.O. Box 5536, Hauppauge, New York 11788-0132. The request must specify the name of the Fund, the number of shares to be redeemed and be signed by all registered owners exactly as the account is registered. Such redemption requests and changes to the shareholder's address or designated bank account must be guaranteed by an "eligible guarantor institution" as defined Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.


Shareholders that have purchased shares through a broker will be entitled to redeem those shares through such broker in accordance with the broker's policies and consistent with the terms of the agreement governing the purchase and redemption of those shares and the redemption is consistent with the terms of the agreement governing the relationship between the broker and the Funds. Under these circumstances, redemptions may be effected by telephone through such brokers. Shareholders are not permitted to redeem shares directly from the Funds by telephone.


         The redemption price shall be the net asset value per share next computed after receipt of the redemption request. See "How Net Asset Value is Determined." Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, the redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares (collection of payment may take up to 15 days). The Custodian will deduct a wire charge, currently $13, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

         The right of redemption and payment of proceeds are subject to suspension for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; during any period when an emergency (as defined by the rules and regulations of the Securities and Exchange Commission) exists; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

         The Funds reserve the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions by the shareholder, the account of such shareholder has a value of less than $1,000. Before a Fund exercises its right to redeem such shares, the shareholder will be given written notice of the proposed redemption and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

         The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

                              SHAREHOLDER SERVICES

         The Funds provide shareholders with a number of services and conveniences designed to assist investors in the management of their investments. These shareholder services include the following:

TAX-DEFERRED RETIREMENT PLANS

         Shares may be purchased by virtually all types of tax-deferred retirement plans. Please contact the Funds at 1-800-746-3322 to obtain plan forms and/or custody agreements for the following:

         - Individual Retirement Accounts (for individuals and their non-employed spouses who wish to make limited tax deductible contributions to a tax-deferred account for retirement); and
         -        Simplified Employee Pension Plans

         Star Bank, N.A. has advised the Funds that it is available to furnish custodian services to the Funds' shareholders for the above-mentioned tax-deferred retirement plans. Dividends and distributions will be automatically reinvested without a sales charge. For further details, including fees charged, tax consequences and redemption information, see the specific plan documents which can be obtained from the Funds. Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans described above.

                        HOW NET ASSET VALUE IS DETERMINED

         The net asset value per share of each Fund is determined once on each day on which the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange

("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which the Corporation's Directors have determined to approximate their market value. All other securities and assets are valued at their fair value as determined in good faith by the Directors or by persons acting at their direction pursuant to guidelines established by the Directors. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

                                  DISTRIBUTIONS

         Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for as long as such qualification is in the best interests of its shareholders. In keeping with Code requirements regarding regulated investment companies, each Fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized capital gains.


         All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Corporation's transfer agent and will become effective with respect to dividends paid after its receipt. The Value and Income Funds will declare and pay dividends out of investment income annually and quarterly, respectively, and distribute net realized capital gains annually. Dividends and capital gains distributions may be declared more or less frequently at the discretion of the Corporation's Board of Directors.

                              FEDERAL INCOME TAXES

         Dividends and short-term capital gains distributions of each Fund are taxable to shareholders as ordinary income. Distributions of any long-term capital gains are taxable to shareholders as such, regardless of how long a shareholder may have owned shares in a Fund. Dividends derived from interest on U.S. Government securities may be exempt from state and local taxes, but shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions.

         In order to avoid a liability for excise tax on undistributed income, the Code requires each Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each October 31 and not previously distributed.

         Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions. A dividend paid to a shareholder by a Fund in January of a year generally is deemed to have been paid by the Fund and received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

                             MANAGEMENT OF THE FUNDS

         The Funds are managed by Croft-Leominster, Inc., 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202 (the "Manager"), which provides investment advisory and portfolio management services pursuant to a Management Agreement. The Manager is a registered investment adviser. Pursuant to the Corporation's Articles of Incorporation, the Board of Directors supervises the affairs of the Fund as conducted by the Manager.


         At June 30, 1997, the Manager managed over $425 million of assets for pension plans, corporations, individuals, institutions and limited partnerships. Mr. L. Gordon Croft, Vice President and Director of the Manager, has primary responsibility for overseeing the investments of the Funds. Mr. Croft holds a B.E.S. degree in Engineering from the Johns Hopkins University, an M.E.A. in Engineering from George Washington University and did one year of additional course work at Indiana University. From 1967 through 1989, he held various positions with T. Rowe Price Associates, Inc., most recently as an investment counselor and Director. Mr. Croft founded Croft-Leominster, Inc. in 1989 and currently serves as its Chief Investment Officer.

         The Manager benefits from the advice and expertise of its Advisory Council Committee. The current members of the Committee are David T. McLaughlin and Professor Roy Schotland. Mr. McLaughlin is president, CEO and chairman of the Aspen Institute, is the past president of Dartmouth College, and serves as director on the boards of Atlantic Richfield Company, Atlas Air, Inc., Partner Re Holdings, Ltd. and Westinghouse Electric Corporation. Mr. Schotland is a professor at the Georgetown University Law Center, and teaches pension fund regulation, campaign finance regulation, administrative law, and constitutional law.

         For investment advisory services provided to the Funds, the Manager receives a fee, computed daily and payable quarterly, at the annual rate of 0.94% of the Value Fund's daily net assets and 0.79% of the Income Fund's average daily net assets. For the fiscal year ended April 30, 1997, the Manager received a fee equal to ___% of the net assets of the Value Fund and ___% of the net assets of the Income Fund.



         In addition to the advisory fee, each Fund pays all expenses associated with its operations, including brokerage fees, custodial and transfer agent charges, expenses associated with the Corporation's organization, legal and accounting fees and the costs of complying with federal and state requirements regarding the registration of the Corporation's shares. Until December 31, 1999, the Manager guarantees that the overall expense ratios for the Value and Income Funds, which excludes ordinary brokerage commissions incurred in the purchase or sale of portfolio securities, will not exceed 1.50% and 1.35%, respectively. While the Manager's guarantee to assume a portion of the expenses of the Funds is in effect, the Funds' performance will be enhanced.


         The Manager may allocate brokerage transactions for each Fund on the basis of a broker's sale of Fund shares.


                                DISTRIBUTION PLAN

         The Corporation has adopted a distribution and shareholder services plan pursuant to rule 12b-1 of the Investment Company Act of 1940, as amended (the "Plan"). As provided in the Plan, the Corporation may pay a fee of up to
 .25% of each Fund's average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance. The Plan also provides for payment of expenses relating to the costs of prospectuses, reports to Shareholders, sales literature and other materials for potential investors. The Board of Directors will review and approve, on a quarterly basis, all expenditures made pursuant to the Plan. The Plan can not be amended without a vote of the outstanding shares of the Funds.


ADMINISTRATOR, FUND ACCOUNTANT AND SHAREHOLDER SERVICES AGENT


         American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 serves as administrator, fund accountant and shareholder service agent for the Funds. As Administrator, American Data Services provides administrative services such as regulatory reporting, office space, equipment, personnel and facilities for the Funds.


                                    CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 serves as custodian for the Funds. The Custodian holds cash, securities and other assets of the Funds, as required by the Investment Company Act of 1940, as amended.

               ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

         The Corporation was incorporated under the laws of the State of Maryland on July 20, 1994 and is authorized to issue 30 million shares of capital stock, par value of $.001 per share, all of which Shares are designated common stock. Each Share has one vote and shall be entitled to dividends and distributions when and if declared by each Fund. In the event of liquidation or dissolution of a Fund, each Share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid.

         The Board of Directors may classify any authorized but unissued Shares into classes and may establish certain distinctions between classes relating to additional voting rights, payments of dividends, rights upon liquidation or distribution of the assets of the Funds and any other restrictions permitted by law and the Corporation's charter.

         Unless required under applicable Maryland law, the Funds do not expect to hold annual meetings of shareholders. However, shareholders of the Corporation retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Corporation will assist with the shareholder communications in connection with the meeting.

                              SHAREHOLDER INQUIRIES

         Shareholders with inquiries concerning their accounts should contact the Funds' transfer agent at 24 West Carver Street, Huntington, New York 11743 or by calling 1-800-746-3322.

         Shareholders with other inquiries regarding the Funds, including their investment objectives and policies, should contact the Croft Funds Corporation at 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202 or by calling 1-800-551-0990.

                               INVESTMENT MANAGER
                             Croft-Leominster, Inc.
                       207 East Redwood Street, Suite 802
                            Baltimore, Maryland 21202

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036

                              INDEPENDENT AUDITORS
                         McCurdy & Associates, CPA, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                  ADMINISTRATOR AND SHAREHOLDER SERVICES AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                             CROFT FUNDS CORPORATION

                           Croft-Leominster Value Fund

                          Croft-Leominster Income Fund







                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 30, 1997












This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated August 30, 1997. A copy of the Prospectus may be obtained from Croft Funds Corporation, 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202 or by calling (410) 576-0100.

                                TABLE OF CONTENTS

                                                                         Page

INVESTMENT OBJECTIVE AND POLICIES .........................................1

MISCELLANEOUS INVESTMENT PRACTICES ........................................3

NOTE ON SHAREHOLDER APPROVAL ..............................................4

INVESTMENT RESTRICTIONS ...................................................4

HOW TO REDEEM .............................................................5

HOW NET ASSET VALUE IS DETERMINED .........................................6

CALCULATION OF YIELD AND RETURN ...........................................7

PERFORMANCE COMPARISONS ...................................................8

DISTRIBUTIONS .............................................................8

TAXES .....................................................................9

MANAGEMENT OF THE FUND ...................................................10

OTHER SERVICES............................................................13

PORTFOLIO TRANSACTIONS....................................................14

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION........................15

5% AND 25% SHAREHOLDERS ..................................................16

EXPERTS ..................................................................17

APPENDIX A:
CORPORATE BOND AND COMMERCIAL PAPER RATINGS.......... ....................18

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of The Croft-Leominster Value and Income Funds (the "Funds") are set forth in the Prospectus. There is no assurance that a Fund's objective will be achieved.

         This Statement contains certain additional information about the objective and policies, including "miscellaneous investment practices" in which the Funds may engage.

         Equity Securities. In seeking investments for the Value Fund, the primary consideration of the Fund's manager, Croft-Leominster, Inc. (the "Manager"), is to invest in securities which the Manager believes are currently undervalued due to inefficiencies in the market. However, in selecting such securities, the opinions and judgments being exercised by the Manager may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.

         Fixed-Income and Convertible Securities. The Funds may invest in U.S. Government and corporate debt and convertible securities of varying maturities. The Manager may adjust the average maturity of a Fund's holdings of convertible and fixed-income securities from time to time, depending on its assessment of the relative yields available on securities of different maturities, its expectations of future changes in interest rates and, with respect to convertible securities, its evaluation of the fundamental investment merits of the equity security for which the convertible security may be exchanged.

         As described in the Prospectus, the Fund intends to purchase fixed-income and convertible securities that are primarily of investment grade (i.e., rated Baa or better by Moody's or BBB or better by Standard & Poor's; a description of these ratings is set forth in the Appendix to this Statement). However, the Funds may also invest in fixed-income and convertible securities rated Ba or below by Moody's or BB or below by Standard & Poor's, or, if unrated, judged by the Manager to be of comparable quality pursuant to guidelines adopted by the Board of Directors. Such securities are often called "junk bonds," and are collectively referred to herein and in the Prospectus as "High-Yield Securities." The principal risk factors associated with High-Yield Securities are set forth below.

         High-Grade, Short-Term Debt Securities. As described in this Statement, the Funds may invest in a variety of high-grade, U.S. dollar-denominated, short-term debt securities. For a description of those instruments and of the Moody's and Standard & Poor's ratings for such instruments, see the Appendix to this Statement. From time to time, the Funds may invest in such instruments when the Manager believes that suitable equity, convertible, or longer-term fixed-income securities are unavailable. When a Fund is investing in such instruments, it is not investing in instruments paying the highest available yield at that particular time. There are usually no brokerage commissions as such paid by a Fund in connection with the purchase of such instruments. See "Portfolio Transactions -Brokerage and Research Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

         A Fund's portfolio holdings of short-term, high-grade debt instruments will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security were held to maturity no gain or loss would normally be realized as a result of these fluctuations. Redemptions or exchanges by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

         High-Yield Junk Bonds. The Value Fund may invest up to 10% of its net assets in High- Yield Junk Bonds. The Income Fund may invest up to 34% of its net assets in High-Yield Junk Bonds (also referred to herein as "High Yield Securities"). As with other fixed-income and convertible securities, High-Yield Securities are subject to both credit risk and market risk, although the Manager believes that most convertible High-Yield Securities are likely to exhibit equity characteristics as well.

         High-Yield Securities are generally subject to greater credit risk than comparable higher- rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High-Yield Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of High-Yield Securities may be diminished by adverse publicity and investor perceptions. Also, legislation limiting the tax benefits to the issuers of taxable High- Yield Securities or requiring federally-insured savings and loan institutions to reduce their holdings of taxable High-Yield Securities may continue to have an adverse effect on the market value of these securities.

         Because High-Yield Securities are frequently traded only in markets in which the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell High-Yield Securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities would be regarded as illiquid. Thinly traded High-yield Securities may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain High-Yield Securities is relatively new, that market may be particularly sensitive to an economic downturn or general increase in interest rates. Recent regulatory and economic developments, including the bankruptcy filing of the parent of Drexel Burnham Lambert Incorporated, have limited and may continue to limit the ability of remaining participants in the High-Yield Securities market to maintain orderly markets in certain High-Yield Securities.

         Particular types of High-Yield Securities may present special concerns. Some High-Yield Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The Manager attempts to identify High-Yield Securities with relatively favorable investment characteristics. The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate the credit risk, they ordinarily do not evaluate the market risk of High-Yield Securities. In certain circumstances, the ratings may not reflect in timely fashion adverse developments affecting an issuer. For these reasons, the Manager conducts its own independent credit analysis of High-Yield Securities.

         Foreign  Securities.  The Funds may  invest in  securities  of  foreign issuers which may be traded in domestic securities markets in the form of American Depository Receipts (ADRs), or in ordinary share form traded in the market of the country of origin. These foreign securities, in particular those traded principally overseas, may involve certain special legal risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable domestic companies and domestic securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.


MISCELLANEOUS INVESTMENT PRACTICES

         Repurchase Agreements. Each Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities. The Manager will monitor the creditworthiness of the counterparties. Repurchase agreements with a maturity of more than seven days, taken together with all of a Fund's other illiquid assets, will not exceed 15% of a Fund's net assets.

         Portfolio Turnover. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. The Funds' annual "portfolio turnover" will be determined by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Funds' securities; for purposes of calculation, securities which mature in one year or less are excluded. Because of the long term nature of Value Fund's investment strategy, it is unlikely that portfolio turnover will exceed that of other investment companies.


         As of April 30, 1997, the portfolio turnover rate for each Fund was:

              Portfolio                              Turnover Rate
                                                    1997       1996
                                                    ----       ----
    Value Fund                                      106%        65%
    Income Fund                                      14%        14%


         Warrants. Each Fund may acquire attached and unattached warrants. Warrants entitle the holder to purchase equity securities at a specific price for a specified period of time. Warrants in which the Fund may invest will be freely transferable, and no more than 2% of the Fund's assets will be invested in warrants which are not traded on either the New York or American Stock Exchange. The Fund will not invest more than 5% of its net assets in warrants.


NOTE ON SHAREHOLDER APPROVAL

         The investment policies and objective of the Fund set forth above and in the Prospectus may be changed without shareholder approval.


INVESTMENT RESTRICTIONS

         In addition to those restrictions set forth in the Prospectus, no Fund may, without a vote of the majority of its outstanding voting securities, take any of the following actions:

                  (1) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (2) Issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

                  (3) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund's securities.

                  (4) Purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

                  (5) Purchase  or   sell  real  estate,   real  estate  limited
         partnership interests, futures contracts, and commodities or commodities contracts. However, subject to the permitted investments of the Fund, each Fund may invest in marketable obligations secured by real estate or interests therein.

                  (6) Invest in companies for the purpose of exercising control.

                  (7) Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may enter into repurchase agreements, and may lend its securities.

                  (8) Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

                  (9) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

         It is contrary to each Fund's present policy, which may be changed by the Directors without shareholder approval, to: (i) invest more than 15% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable; or (ii) write puts, calls, options or combinations thereof.

         All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


HOW TO REDEEM

         The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem Shares." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

         The Funds may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

         The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $1,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Board of Directors. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.


HOW NET ASSET VALUE IS DETERMINED

         As described in the text of the Prospectus following the caption "How Net Asset Value is Determined," the net asset value per share of the Funds is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange.


         The Corporation expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds' portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported -- and in the case of certain securities traded over-the-counter -- the last reported bid price. Many debt securities, including U.S. Government Securities, are traded in the over-the-counter market. Obligations having remaining maturities of 60 days or less are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. Consequently, changes in the market value of such portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of the Fund's net asset value.


         As described in the Prospectus, certain securities and assets of the Funds may be valued at fair value as determined in good faith by the Directors or by persons acting at their direction pursuant to guidelines established by the Directors. The fair value of any restricted securities from time to time held by the Fund is determined by the Manager in accordance with procedures approved by the Directors. Such valuations and procedures are reviewed periodically by the Directors. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Generally, trading in corporate bonds, U.S. Government securities and short-term, fixed-income instruments is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the Funds' net asset value of shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Board of Directors.


CALCULATION OF YIELD AND RETURN

         Yield of the Fund. As summarized in the Prospectus under the heading "Performance Information," the Yield of each Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the Fund shares' net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's Yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's Yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Funds' shares and to the relative risks associated with the investment objectives and policies of the Fund.


         For the 30-day period ended April 30, 1997, yield on the Income Fund was 7.09%.


         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as Yields will vary. An investor's focus on the Yield of a Fund to the exclusion of the consideration of the share price may result in the investor's misunderstanding the Total Return he or she may derive from the Fund.

         Calculation of Total Return. As summarized in the Prospectus under the heading "Performance Information," Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (l) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.


         Based on the foregoing, the average annual total return for each Fund from commencement of operations through April 30, 1997 and for the one year period ended April 30, 1997, were as follows:

                                                    Total Return
                                           ------------------------------
             Fund                          One Year       Since Inception
             ----                          --------       ---------------
         Value Fund                          18.70%            18.91%
         Income Fund                         10.50%            10.40%



PERFORMANCE COMPARISONS

         Yield and Total Return. The Funds may from time to time include Total Return in information furnished to present or prospective shareholders. The Funds may from time to time also include Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Funds.

DISTRIBUTIONS

         Distributions from Net Investment Income. As described in the Prospectus under the caption "Distributions," the Funds pay out substantially all of their net investment income, (i.e., dividends, interest they receive from their investments, and short-term gains). The Value and Income Funds will declare and pay dividends out of investment income annually and quarterly, respectively.

         Distributions of Capital Gains. As described in the Prospectus, each Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

         The tax status of the Funds and the distributions which they intend to make are summarized in the text of the Prospectus immediately following the caption "Taxes." All dividends and distributions of the Funds, whether received in shares or cash, are taxable to the Funds' shareholders as described in the Prospectus, and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of a Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend even though, economically, it represents a return of capital, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.


TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets held for less than three months; (c) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Under the 30% of gross income test described above, each Fund will be restricted from selling certain assets held (or considered under Code rules to have been held) for less than three months. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

         In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

         It is expected that at least some of the distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

         Annually, shareholders will receive information as to the tax status of distributions made by the Funds in each calendar year.

         The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Funds are notified that the shareholder has under- reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

         The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Corporation is organized as a Maryland corporation. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Maryland.


MANAGEMENT OF THE FUND

         Directors  and  officers  of  the   Corporation   and  their  principal
occupations during the past five years are as follows:

         * Kent G. Croft, Director and President of the Corporation. President, Croft-Leominster, Inc. since 1989

         * Professor Roy A. Schotland, Director and Chairman of the Board of the Corporation. Professor of Law, Georgetown University Law Center; Director, Custodial Trust Company.

           George D. Edwards, II, Director of the Corporation. Partner of the Omega Organization Inc. since 1995. President and Chief Executive Officer, Hottman Edwards Advertising, Inc. (advertising agency), 1971-1995.

           Frederick S. Billig, Director of the Corporation. Chief Scientist and Associate Supervisor, John Hopkins University Applied Physics Lab since 1987; President, Pyrodyne, Inc. since 1977.

           L. Gordon Croft, Vice President of the Corporation. Vice President, Chief Investment Officer and Director of Croft-Leominster, Inc. since 1989.

           John H. Grady, Jr., Secretary of the Corporation. Partner, Morgan, Lewis and Bockius LLP (law firm) since 1993. Associate, Ropes & Gray (law firm).

           Carla Reedinger, Treasurer and Chief Financial Officer of the Corporation. Senior Portfolio Assistant, Croft-Leominster, Inc. since 1989.

           Tim Mudd, Assistant Vice President of the Corporation. Investment/ Administrative Assistant, Croft-Leominster since August 1993. Student, Mt. St. Marys College, 1989-1993.




           Wayne Berry, Assistant Vice President of the Corporation. Marketing Director, Croft-Leominster since March, 1994. Retired Internal Revenue Service (37 years) April 1993.

           Scott Everngam, Assistant Vice President of the Corporation. Investment Assistant, Croft-Leominster, Inc. since 1989.

------------
* Mr. Croft and Mr. Schotland are "interested persons" of the Corporation under the Investment Company Act of 1940.

         The  mailing   address  of  the  officers  and  Directors  is  c/o  the
Corporation, 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202.

         The Corporation's Articles of Incorporation provide that the Corporation will indemnify its Directors and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Funds, except if it is determined in the manner specified in the Articles that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any errors and omissions to the

Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Each Director who is not an "interested person" receives an annual fee of $500.00. The salaries and expenses of each of the Corporation's officers who are also officers or employees of the Manager are paid by the Manager. Mr. Croft, as a stockholder and officer of the Manager, will benefit from the management fees paid by the Funds.


         The Directors of the Corporation own, in the aggregate, less than 1% of the outstanding shares of the Trust.





                                                                                                  Total Compensation
                                  Aggregate             Pension or                               from Registrant and
                                Compensation            Retirement                                Fund Complex Paid
                               From Registrant       Benefits Accrued         Estimated            to Directors for
     Name of Person,           for Fiscal Year       as Part of Fund       Annual Benefits        Fiscal Year Ended
         Position                Ended 1997              Expenses          Upon Retirement               1997
         --------                ----------              --------          ---------------               ----

  George D. Edwards,              $500.00                  N/A                   N/A                   $500.00
  II, Director

  Frederick S. Billig,            $500.00                  N/A                   N/A                   $500.00
  Director



         The Manager. Under an agreement between the Corporation and the Manager, subject to such policies as the Directors of the Corporation may determine, the Manager, at its expense, will furnish continuously an investment program for the Funds and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

         Pursuant to the management agreement and subject to the control of the Directors, the Manager also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Funds' portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients. In so doing, the Funds may incur greater brokerage commissions than they might otherwise pay.

         The Manager's compensation under the management agreement is subject to reduction to the extent that in any year the expenses of a Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is subject to interpretation by each of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.

         The management agreement has been approved by the Directors of the Corporation. By its terms, the agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Directors at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Corporation. The agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the agreement may be terminated on not more than 60 days' notice by the Manager given to the Funds. In the event the Manager ceases to be the manager of the Fund, the right of the Fund to use the identifying name of "Croft-Leominster" may be withdrawn.

         As  described  in  the  text  of  the  Prospectus   under  the  caption
"Management of the Funds," the Funds pay, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Directors, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds' shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Funds are also responsible for such nonrecurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Directors. The Funds may have an obligation to indemnify the officers and Directors with respect to such litigation.

         The management agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Manager is a Maryland corporation organized in 1989. Approximately 51 percent of the outstanding voting shares of the Manager is owned by L. Gordon Croft.


         For the fiscal year ended April 30, 1996 and 1997, the Funds accrued and subsequently paid the following management fees:


                              Fees Accrued and Paid          Fees Waived
                              ---------------------          -----------
                              1997            1996        1997        1996
                              ----            ----        ----        ----
   Value Fund                $15,468         $6,508        $0          $0

   Income Fund               $55,199        $43,665        $0          $0



OTHER SERVICES

         Custodial Arrangements. Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is the custodian for the Funds. As such, Star holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, Star receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to the Fund's portfolio securities. Star also maintains certain accounts and records of the Fund.

         Transfer and Shareholder Servicing Agent. American Data Services, Inc. serves as transfer agent and shareholder servicing agent to the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, American Data Services, Inc. has agreed (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and
(v) to make periodic reports to the Corporation's Board of Directors concerning the Fund's operations.

         Certified Public Accountants. The Funds' independent public accountants are McCurdy & Associates, CPA, Inc. They conduct an annual audit of the Funds, assist in the preparation of the Funds' federal and state income tax returns and consult with the Fund as to matters of accounting and federal and state income taxation.


PORTFOLIO TRANSACTIONS

         Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets or in the case of gold bullion but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         When the Manager places orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager may receive research, statistical and quotation services from many brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The fees paid to the Manager are not reduced because they receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause a Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Directors may adopt from time to time.

         Under the Investment Company Act, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities.


ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

         The Corporation was established as a corporation under the laws of the State of Maryland under Articles of Incorporation dated July 20, 1994. A copy of the Articles is on file with the Secretary of the State of Maryland.

         As described in the text of the Prospectus following the caption "Organization and Capitalization of the Funds," shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing Directors, except insofar as elections are required under the 1940 Act in the event that (i) less than a majority of the Directors have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the Directors have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders. In addition, the Directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Funds and filed with the Funds' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Director, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each Director shall continue to hold office and may appoint his successor.


5% AND 25% SHAREHOLDERS


As of August 21, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Corporation, beneficial owners) of 5% and 25% or more shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.


Value Fund



         Name                                                  % Ownership
         ----                                                  -----------

         Gordon Croft Limited Partnership                         7.774%
         7503 Club Road
         Baltimore, MD  21204-6418

         Phoenix Color Corp Employee Savings                      17.76%
           and Investment Plan
         101 Tandy Drive
         Hagerstown, MD  21740

Income Fund

         Gordon Croft Limited Partnership                          5.95%
         7503 Club Road
         Baltimore, MD  21204

         Balsa and Co.                                           12.268%
         c/o Chase Manhattan Bank
         Omnibus Reinvestment Account
         PO Box 1768, Grand Central Station
         New York, NY  10163-1768




                                      -16-





         Hachey Glenn                                             18.33%
         Rebecca Tomanck, JT TEN
         3441 Bluff View Drive
         St. Charles, MO  63303



EXPERTS

The Corporation's financial statements as of April 30, 1997, including notes thereto and the report of McCurdy & Associates CPA's, Inc., independent auditors, are herein incorporated by reference from the Corporation's Annual Report. A copy of the 1997 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX A:   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

I.       Corporate Bond Ratings

A.       Description of Moody's Investors Service, Inc.'s
         Corporate Bond Ratings:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba and B -- Bonds which are rated Ba or B are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B.       Description of Standard & Poor's Corporation's Corporate Bond Ratings:

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B -- Bonds rated BB or B are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CCC -- Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

II.      Commercial Paper Ratings

A.       Description of Moody's Investors Service. Inc.'s
         Commercial Paper Ratings:

         Moody's Investors Service, Inc. evaluates the salient features that affect a Commercial Paper issuer's financial and competitive position. Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets. Differing degrees of weight are applied to these factors as deemed appropriate for individual situations. Commercial Paper issuers rated "Prime-1" are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers in the Commercial Paper market rated "Prime-2" are of high quality. Protection for short-term note holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured. Issuers rated among Prime-1 and Prime-2 categories are judged to be investment grade.

B.       Description of Standard & Poor's Corporation Commercial Paper Ratings:

         Standard & Poor's Corporation describes its highest ("A") rating for commercial paper as follows, with numbers l, 2 and 3 being used to denote relative strength within the "A" classification: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB." The issuer should be well- established and the issuer should have a strong position within its industry. The reliability and quality of management should be unquestioned.

                             CROFT FUNDS CORPORATION
                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)   Financial Statements
      Part A--Prospectus:  Financial Highlights


      Audited financial statements dated April 30, 1997
        Schedule of Investments
        Statement of Assets and Liabilities
        Statement of Operations
        Statement of Changes in Net Assets
        Financial Highlights
        Notes to Financial Statements


(b)   Exhibits

      (1)    Articles of Incorporation are incorporated by reference to Exhibit
             (1) to the Registrant's Initial Registration Statement filed on July 22, 1994.
      (2) By-Laws are incorporated by reference to Exhibit (2) to the Registrant's Initial Registration Statement filed on July 22, 1994
      (3)    Inapplicable
      (4)    Inapplicable
      (5) Management Contract between Registrant and Croft-Leominster, Inc. is incorporated by reference to Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.
      (6)    Inapplicable
      (7)    Inapplicable
      (8) Custodian Agreement between Registrant and Star Bank, N.A. dated August 19, 1994 is incorporated by reference to Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.
      (9)(a) Fund Accounting Service Agreement between the Registrant and American Data Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(a) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

         (b) Administrative Services Agreement between Registrant and
             American Data Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

         (c) Shareholder Servicing Agent Agreement between Registrant and American Data Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(c) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

      (10) Opinion of Morgan, Lewis & Bockius as to legality of the securities being registered is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.
      (11) Consent of Independent Accountants - McCurdy & Associates CPA's, Inc., filed herewith.
      (12)   Inapplicable
      (13) Purchase Agreement between Registrant and Croft-Leominster, Inc. is incorporated by reference to Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

      (14)   Inapplicable
      (15) Distribution Plan is incorporated by reference to Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.
      (16)   Performance Calculations (to be filed by later amendment)
      (18)   Inapplicable
      (24)   Powers of attorney, filed herewith.
      (27)   Financial Data Schedules, filed herewith

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS SECURITIES.


          As of August 1, 1997:

           Croft Leominster Value Fund              126
           Croft Leominster Income Fund             101


Item 27.  INDEMNIFICATION.

          The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Manager is a Maryland corporation that was organized in 1989. The Manager's principal place of business is at 207 East Redwood Street, Suite 802, Baltimore, Maryland 21202. It is in the business of providing investment advice and related services, and is registered with the Securities and Exchange Commission and with the State of Maryland as an investment adviser.

          The Manager has prior experience as a General Partner of several limited partnerships that invest in securities, and its principal staff has substantial investment experience. Their names and personal background are as follows:

NAME AND POSITION WITH
CROFT-LEOMINSTER, INC.              PRIOR EXPERIENCE
----------------------              ----------------

Gordon Croft                        Vice President and Director, T. Rowe Price
  Vice President and Director


Kent Croft                          Manager, Equity Sales and Research,
 President,                          Salomon Brothers
 Research Portfolio Manager

Wayne Berry                         Investigator, Internal Revenue Service


R. Scott Everngam, CFA              Investment Assistant, to Gordon Croft,
 Research Analyst                    T. Rowe Price
                                     Computer Applications Engineer,
                                     Black & Decker

Jonathan V. Giordani                --
   Research Analyst

David B. Hunter                     --
  Research Analyst

David G. Meeker                     --
  Research Analyst

Timothy N. Mudd                     --
  Portfolio Assistant

Carla Reedinger                     Senior Portfolio Assistant to Gordon Croft,
 Trader,                             T. Rowe Price
 Senior Portfolio Assistant

Christina Walters                   --
  Portfolio Assistant


Item 29.    PRINCIPAL UNDERWRITERS.

            None

Item 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant (transfer agency and shareholder records), the offices of Registrant's manager, (journals, ledgers, receipts, and brokerage orders), or at the offices of Morgan, Lewis & Bockius LLP, counsel to the Registrant, 1800 M Street, N.W., Washington, D.C. 20036 (minute books, articles of incorporation and by-laws).

Item 31.    MANAGEMENT SERVICES.

            Not applicable.

Item 32.    UNDERTAKINGS.

            Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholderes of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

            Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 to assist in communication with other shareholders as required.

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to Registration Statement (33-81926) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of August 1997.


                             CROFT FUNDS CORPORATION

                              By: /S/ KENT G. CROFT
                                   Kent G. Croft, President and Director


As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

SIGNATURE                    TITLE                     DATE
---------                    -----                     ----



       *                      Director                  August  28, 1997
------------------
Roy A. Schotland

       *                      Director                  August  28, 1997
------------------
George D. Edwards, II

       *                      Director                  August  28,  1997
------------------
Frederick S. Billig

       *                      President and             August  28, 1997
------------------
Kent G. Croft

       *                      Treasurer and             August  28, 1997
------------------            Financial Officer
Carla Reedinger



*By:  /s/ KENT G. CROFT
      Kent G. Croft
      Attorney in fact

                                  Exhibit Index



                                                                                                        SEQUENTIAL
                                       NAME                                             EXHIBIT         PAGE NUMBER

Articles of Incorporation are incorporated by reference to Exhibit (1) to the              1
Registrant's Initial Registration Statement filed on July 22, 1994.

By-Laws are incorporated by reference to Exhibit (2) to the Registrant's Initial           2
Registration      Statement filed on July 22, 1994

Inapplicable                                                                               3

Inapplicable                                                                               4

Management Contract between Registrant and Croft-Leominster, Inc. is                       5
incorporated by reference to Exhibit (5) of Pre-Effective Amendment No. 1 to the
Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

Inapplicable                                                                               6

Inapplicable                                                                               7

Custodian Agreement between Registrant and Star Bank, N.A. dated August 19,                8
1994 is incorporated by reference to Exhibit (8) of Pre-Effective Amendment No.
1 to the Registrant's Registration Statement on Form N-1A filed on November 10,
1994.

Fund Accounting Service Agreement between the Registrant and American Data               9(a)
Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(a)
of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
Form N-1A filed on November 10, 1994.
10, 1994.

Administrative Services Agreement between Registrant and American Data                   9(b)
Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(b)
of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
Form N-1A filed on November 10, 1994.


Shareholder Servicing Agent Agreement between Registrant and American Data
Services, Inc. dated August 8, 1994 is incorporated by reference to Exhibit (9)(c) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
Form N-1A filed on November 10, 1994.

Opinion of Morgan, Lewis & Bockius as to legality of the securities being                 10
registered is incorporated  by reference to Exhibit (10) of Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994.

Consent of Independent Accountants - McCurdy & Associates CPA's is filed                  11         EX-99.B11
herewith.

Inapplicable                                                                              12



                                       C-5




Purchase Agreement between Registrant and Croft-Leominster, Inc. is                       13
incorporated by reference to Exhibit (13) of Pre-Effective Amendment No. 1 to
the Registrant's Registration Statement on Form N-1A filed on November 10,
1994.
Inapplicable                                                                              14
Distribution Plan is incorporated by reference to Exhibit (15) of Pre-                    15
EffectiveAmendment No. 1 to the Registrant's Registration Statement on Form N-
1A filed on November 10, 1994.
Performance Calculations (to be filed by later amendment)                                 16
Inapplicable                                                                              18
Powers of Attorney, filed herewith                                                        24         EX-99.B24

Financial Data Schedule for Value Fund                                                    27         EX-27.1
Financial Data Schedule for Income Fund                                                   27         EX-27.2



                                       C-6